AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 96.9%
Communication Services - 1.9%
IAC, Inc.*	80,800	$4,474,704
Pinterest, Inc., Class A*	504,900	11,764,170
Take-Two Interactive Software, Inc.*	74,500	8,120,500

Total Communication Services		24,359,374
Consumer Discretionary - 12.1%
Aptiv PLC (Ireland)*	218,500	17,088,885
Brunswick Corp.	321,000	21,009,450
Floor & Decor Holdings, Inc., Class A*,1	141,200	9,920,712
Lululemon Athletica, Inc. (Canada)*	64,900	18,143,444
Marriott Vacations Worldwide Corp.	121,400	14,793,804
O'Reilly Automotive, Inc.*	46,700	32,846,445
Pool Corp.	69,200	22,020,132
Ross Stores, Inc.	193,400	16,297,818

Total Consumer Discretionary		152,120,690
Consumer Staples - 2.0%
Casey's General Stores, Inc.	82,400	16,687,648
Olaplex Holdings, Inc.*,1	894,000	8,537,700

Total Consumer Staples		25,225,348
Energy - 3.9%
Antero Resources Corp.*	263,300	8,038,549
Cheniere Energy, Inc.	151,300	25,102,183
Pioneer Natural Resources Co.	77,300	16,737,769

Total Energy		49,878,501
Financials - 7.5%
Interactive Brokers Group, Inc., Class A	335,200	21,422,632
Nasdaq, Inc.	301,200	17,072,016
RenaissanceRe Holdings, Ltd. (Bermuda)[1]	200,000	28,078,000
Signature Bank	110,200	16,640,200
TPG, Inc.[1]	394,200	10,974,528

Total Financials		94,187,376
Health Care - 15.3%
AmerisourceBergen Corp.	215,400	29,150,082
Argenx SE, ADR (Netherlands)*	36,500	12,886,325
Ascendis Pharma A/S, ADR (Denmark)*	121,600	12,556,416
Catalent, Inc.*	291,000	21,056,760
Chemed Corp.	38,700	16,894,872
Encompass Health Corp.	284,900	12,886,027
Envista Holdings Corp.*	409,600	13,438,976
ICON PLC (Ireland)*	83,800	15,400,764
IDEXX Laboratories, Inc.*	40,600	13,227,480
Legend Biotech Corp., ADR *	236,100	9,632,880
	Shares	Value

Royalty Pharma PLC, Class A1	481,600	$19,350,688
Veeva Systems, Inc., Class A*	101,500	16,735,320

Total Health Care		193,216,590
Industrials - 18.9%
AMETEK, Inc.	148,700	16,864,067
Booz Allen Hamilton Holding Corp.	172,800	15,958,080
Carlisle Cos., Inc.	62,000	17,385,420
Cintas Corp.	85,600	33,229,064
Copart, Inc.*	174,100	18,524,240
CoStar Group, Inc.*	262,000	18,248,300
Equifax, Inc.	55,575	9,527,222
Generac Holdings, Inc.*	44,300	7,891,602
Hubbell, Inc.	69,000	15,387,000
Nordson Corp.	70,200	14,901,354
Rockwell Automation, Inc.	43,100	9,271,241
TransUnion	71,315	4,242,530
Verisk Analytics, Inc., Class A	101,300	17,274,689
Waste Connections, Inc.	291,000	39,322,830

Total Industrials		238,027,639
Information Technology - 30.1%
Amphenol Corp., Class A	323,400	21,654,864
Aspen Technology, Inc.*	56,000	13,339,200
Avalara, Inc.*,1	30,700	2,818,260
Bentley Systems, Inc., Class B	356,500	10,905,335
Crowdstrike Holdings, Inc., Class A*	157,900	26,023,499
CyberArk Software, Ltd. (Israel)*	91,500	13,719,510
Elastic, N.V.*	169,000	12,124,060
Entegris, Inc.	175,900	14,603,218
FleetCor Technologies, Inc.*	64,900	11,433,433
Gartner, Inc.*	131,700	36,440,073
HubSpot, Inc.*	31,600	8,535,792
Keysight Technologies, Inc.*	121,600	19,134,976
Marvell Technology, Inc.	413,800	17,756,158
Microchip Technology, Inc.	325,800	19,883,574
Monolithic Power Systems, Inc.	41,300	15,008,420
Nice, Ltd., Sponsored ADR (Israel)*	93,300	17,562,792
Palo Alto Networks, Inc.*	208,900	34,215,731
Paylocity Holding Corp.*	90,900	21,959,622
Samsara, Inc., Class A*	507,500	6,125,525
Smartsheet, Inc., Class A*	289,600	9,950,656
SS&C Technologies Holdings, Inc.	160,900	7,682,975
Synopsys, Inc.*	69,600	21,263,496

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 30.1% (continued)
Tyler Technologies, Inc.*	50,600	$17,583,500

Total Information Technology		379,724,669
Materials - 2.9%
FMC Corp.	158,400	16,742,880
Martin Marietta Materials, Inc.	61,200	19,711,908

Total Materials		36,454,788
Real Estate - 2.3%
SBA Communications Corp., Class A, REIT	102,100	29,062,765

Total Common Stocks (Cost $1,037,162,272)		1,222,257,740

	Principal Amount
Short-Term Investments - 3.7%
Joint Repurchase Agreements - 0.8%[2]
Amherst Pierpont Securities LLC, dated 09/30/22, due 10/03/22, 3.140% total to be received $2,535,602 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 03/31/23 - 11/20/69, totaling $2,585,638)	$2,534,939	2,534,939
BNP Paribas SA, dated 09/30/22, due 10/03/22, 2.940% total to be received $532,839 (collateralized by various U.S. Treasuries, 0.000% - 6.125%, 09/15/23 - 05/15/52, totaling $543,362)	532,708	532,708
Cantor Fitzgerald Securities, Inc., dated 09/30/22, due 10/03/22, 3.050% total to be received $2,535,544 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 11/01/22 - 08/20/72, totaling $2,585,598)	2,534,900	2,534,900
	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 09/30/22, due 10/03/22, 3.180% total to be received $2,535,611 (collateralized by various U.S. Government Agency Obligations, 0.400% - 7.500%, 10/15/23 - 05/15/61, totaling $2,586,323)	$2,534,939	$2,534,939
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.040% total to be received $2,535,581 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 08/15/25 - 08/20/52, totaling $2,585,638)	2,534,939	2,534,939

Total Joint Repurchase Agreements		10,672,425

	Shares
Other Investment Companies - 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[3]	24,581,768	24,581,768
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[3]	11,657,811	11,657,811

Total Other Investment Companies		36,239,579

Total Short-Term Investments (Cost $46,912,004)		46,912,004
Total Investments - 100.6% (Cost $1,084,074,276)		1,269,169,744
Other Assets, less Liabilities - (0.6)%		(7,819,033)
Net Assets - 100.0%		$1,261,350,711

*	Non-income producing security.
[1]	Some of these securities, amounting to $24,118,195 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,222,257,740	—	—	$1,222,257,740
Short-Term Investments
Joint Repurchase Agreements	—	$10,672,425	—	10,672,425
Other Investment Companies	36,239,579	—	—	36,239,579
Total Investments in Securities	$1,258,497,319	$10,672,425	—	$1,269,169,744

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$24,118,195	$10,672,425	$14,268,093	$24,940,518
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.250%	10/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.